Fair Values (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities [Abstract]
Derivative liabilities	$ 164	$ 213
Total liabilities	164	213
Level 1 [Member]
Liabilities [Abstract]
Derivative liabilities	0	0
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Derivative liabilities	164	213
Total liabilities	164	213
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	$ 0	$ 0